INCOME TAX (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Income tax (benefits) at 25%	$ (109,669)	$ (35,237)	$ (177,950)	$ (57,798)
Net loss of Platinum	37,504	0	28,522	0
Increase in valuation allowance	72,165	35,237	149,428	57,798
Provision for income taxes	$ 0	$ 0	$ 0	$ 0